FINANCIAL INSTRUMENTS (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)		Dec. 31, 2024 CNY (¥)
Derivatives not designated as hedging instruments:
Derivative financial liabilities	$ 3	¥ 19	[1]	¥ 3,996	[1]
Financial liabilities at amortized cost:
Trade payables	40	280		280
Financial liabilities in other payables and accruals	111	777		3,536
Due to related companies	1,817	12,709		11,361
Due to the Shareholder	10,445	73,075		78,567
Total	12,416	86,860		97,740
Total current	1,971	13,785		19,173
Total non-current	$ 10,445	¥ 73,075		¥ 78,567

[1]	This represents certain warrants issued to institutional investors on February 21, 2024, which was recognized as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY6,134 (US$843)* on the issue date as the investors have the right to exercise their warrants on a cashless basis. In accordance with IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of derivative financial liabilities for the year ended December 31, 2023, 2024 and 2025 was CNY847, CNY3.996.and CNY2,077 (US$297).